Commitments and contingencies - Property in development commitment (Details) - Property, in development commitment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Future payments relating to the construction and retrofit of the building	$ 5.6
Total aggregate remaining minimum commitment	$ 6.1	$ 4.9